Income Tax (Details Narrative 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Income Tax Details Narrative 2
Tax liability carry fowrward	$ 2,602
Liability for unrecognized tax benefits		$ 2,595
Penalty for unrecognized tax benefits		$ 994